REVENUE FROM TIME CHARTERS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping $ in Thousands	Sep. 30, 2019 USD ($)
2019 (for the remaining six months of the year)	$ 22,127
2020	60,409
2021	21,758
2022	13,457
Total future committed revenue	$ 117,751